Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal and state net operating losses	$ 16,900,000	$ 8,400,000
Income tax expire year description	Expire from 2029 to 2037
Maximum ownership changes percentage	50.00%
Net operating loss federal not being realizable	$ 28,200,000
Net operating loss deferred tax assets	$ 4,401,000	$ 2,176,000
Income tax examination, description	The Tax Cuts and Jobs Act tax reform legislation (the "Act")") was enacted in December 2017 making significant changes to the Internal Revenue Code. Changes include but are not limited to (a) the reduction of the U.S. corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017
U.S Corporate tax rate	21.00%	34.00%
Income tax expenses benefit
Federal [Member] | From 2029 to 2037 [Member]
Federal and state net operating losses	8,400,000
Federal [Member] | No Expiration [Member]
Federal and state net operating losses	8,400,000
Deferred Tax Asset [Member]
Net operating loss deferred tax assets	$ 9,600,000
Tax Cuts and Jobs Act [Member]
U.S Corporate tax rate	21.00%
Income tax expenses benefit	$ 2,300,000